Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	ARGENTINA — 4.6%
42,555	YPF S.A. - ADR *	$2,235,840
	CANADA — 3.9%
16,307	Shopify, Inc. *	1,909,753
	CHINA — 3.0%
24,700	Contemporary Amperex Technology Co., Ltd. - Class A	1,448,020
	GERMANY — 8.4%
46,484	Commerzbank A.G.	2,027,329
6,370	Siemens A.G.	2,087,084
		4,114,413
	IRELAND — 2.1%
11,248	Kingspan Group PLC	1,045,419
	JAPAN — 8.9%
87,890	Fujikura Ltd.	2,230,328
96,630	Mitsubishi UFJ Financial Group, Inc.	2,158,376
		4,388,704
	MEXICO — 4.4%
178,615	Grupo Mexico S.A.B. de C.V.	2,142,204
	NETHERLANDS — 11.6%
1,620	Argenx S.E. *	1,387,510
8,300	BE Semiconductor Industries N.V.	1,897,457
12,639	Nebius Group N.V. *	2,406,592
		5,691,559
	PHILIPPINES — 4.3%
135,230	International Container Terminal Services, Inc.	2,123,591
	SINGAPORE — 3.9%
17,940	Sea Ltd. - ADR *	1,914,916
	SOUTH KOREA — 7.9%
3,400	SK hynix, Inc.	3,861,229
	SWEDEN — 2.4%
2,357	Spotify Technology S.A. *	1,178,359
	SWITZERLAND — 7.1%
40,900	UBS Group A.G.	2,161,746
1,715	Zurich Insurance Group A.G.	1,306,283
		3,468,029
	TAIWAN — 16.5%
45,390	Accton Technology Corp.	2,942,043
14,870	Elite Material Co., Ltd.	2,134,629

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
40,610	Taiwan Semiconductor Manufacturing Co., Ltd.	$3,003,730
		8,080,402
	UNITED KINGDOM — 2.1%
22,554	Shell PLC	1,032,304
	UNITED STATES — 4.2%
43,080	Brookfield Asset Management Ltd. - Class A	2,083,783
	URUGUAY — 4.2%
1,101	MercadoLibre, Inc. *	2,067,623
	Total Common Stocks
	(Cost $46,969,944)	48,786,148

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$450,523	MSILF Treasury Port - Advisory, 3.24%[1]	450,523
	Total Short-Term Investments
	(Cost $450,523)	450,523
	TOTAL INVESTMENTS — 100.4%
	(Cost $47,420,467)	49,236,671
	Liabilities in Excess of Other Assets — (0.4)%	(218,673)
	TOTAL NET ASSETS — 100.0%	$49,017,998

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.